INCOME TAX - Income tax provision (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Federal
Deferred					$ (354,792)
State
Change in valuation allowance					$ 354,792
Income tax provision	$ 39,340	$ 0	$ 39,340	$ 0